Finance Receivables - Summary of Changes in Allowance for Credit Losses in Finance Receivables (Detail) - Finance receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets [line items]
Balance at the beginning	₨ 11,717.9	$ 169.4	₨ 35,975.1	₨ 44,131.9
Effect of IFRS 9 transition	177.8	2.6
Allowances made during the year	3,202.4	46.3	255.2	5,653.5
Written off	(6,767.6)	(97.8)	(24,512.4)	(13,810.3)
Balance at the end	₨ 8,330.5	$ 120.5	₨ 11,717.9	₨ 35,975.1